Income tax expense (Tables)	6 Months Ended
Dec. 31, 2019
Income tax expense
Schedule of income tax expense

	Three months ended		Six months ended
	31 December		31 December
	2019	2018	2019	2018
	£’000	£’000	£’000	£’000
Current tax
Current tax on profit for the period	(6,073)	(1,953)	(6,673)	(2,603)
Foreign tax	(205)	(292)	(655)	(403)
Adjustment in respect of previous years	(32)	—	(32)	—
Total current tax expense	(6,310)	(2,245)	(7,360)	(3,006)
Deferred tax
Origination and reversal of temporary differences	(6,432)	(8,633)	(6,783)	(9,974)
Re-measurement of US deferred tax asset	(3,996)	—	(3,996)	—
Total deferred tax expense	(10,428)	(8,633)	(10,779)	(9,974)
Total income tax expense	(16,738)	(10,878)	(18,139)	(12,980)

Schedule of amounts relating to tax recognized directly in other comprehensive income

	Three months ended		Six months ended
	31 December		31 December
	2019	2018	2019	2018
	£’000	£’000	£’000	£’000
Current tax	(529)	(1,453)	(932)	(959)
Deferred tax (note 18)	1,476	1,254	325	110
Total income tax credit/(expense) recognized in other comprehensive income	947	(199)	(607)	(849)